As filed with the Securities and Exchange Commission on February 22, 2010

File No. 33-5852

File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 81	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 83	☒

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP 200 Clarendon Street – 27th Floor Boston, MA 02116

(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) ☐ 60 days after filing pursuant to paragraph (a)(1) ☐ 75 days after filing pursuant to paragraph (a)(2)	☒ on March 24, 2010 pursuant to paragraph (b) ☐ on pursuant to paragraph (a)(1) ☐ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 81 to the Registration Statement for Harbor Funds (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No. 67, which was filed pursuant to Rule 485(a)(2) on March 13, 2009 for the purpose of establishing the Harbor Special Opportunities Fund as a new series of the Registrant. PEA No. 67 was initially scheduled to become effective on June 1, 2009 and subsequently extended to February 18, 2010 pursuant to the filings of PEA Nos. 68, 69, 70, 71, 72, 73, 74, 75, 77 and 79. Accordingly, the contents of PEA No. 67 consisting of Part A (the Harbor Special Opportunities Fund Prospectus), Part B (the Harbor Funds Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 22nd day of February 2010.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser Chairman, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	February 22, 2010

/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	February 22, 2010

/s/ John P. Gould* John P. Gould	Trustee	February 22, 2010

/s/ Raymond J. Ball* Raymond J. Ball	Trustee	February 22, 2010

* Executed by David G. Van Hooser pursuant to a power of attorney filed with Post-Effective Amendment No. 56.